Changes in significant accounting policies - Summary of Measurement Categories Under IAS 39 and the New Measurement Categories Under IFRS 9 (Detail) ₽ in Thousands	Jan. 01, 2018 RUB (₽)
Trade and other receivables [member]
Disclosure OF Measurement Categories Under IAS 39 And The New Measurement Categories Under IFRS 9 [Line Items]
Original classification under IAS 39	Loans and receivables
New classification under IFRS 9	Amortised cost
Cash and cash equivalents [member]
Disclosure OF Measurement Categories Under IAS 39 And The New Measurement Categories Under IFRS 9 [Line Items]
Original classification under IAS 39	Loans and receivables
New classification under IFRS 9	Amortised cost
Original carrying amount under IAS 39 [member]
Disclosure OF Measurement Categories Under IAS 39 And The New Measurement Categories Under IFRS 9 [Line Items]
Financial assets	₽ 1,438,337
Original carrying amount under IAS 39 [member] | Trade and other receivables [member]
Disclosure OF Measurement Categories Under IAS 39 And The New Measurement Categories Under IFRS 9 [Line Items]
Financial assets	25,264
Original carrying amount under IAS 39 [member] | Cash and cash equivalents [member]
Disclosure OF Measurement Categories Under IAS 39 And The New Measurement Categories Under IFRS 9 [Line Items]
Financial assets	1,413,073
New carrying amount under IFRS 9 [member]
Disclosure OF Measurement Categories Under IAS 39 And The New Measurement Categories Under IFRS 9 [Line Items]
Financial assets	1,441,272
New carrying amount under IFRS 9 [member] | Trade and other receivables [member]
Disclosure OF Measurement Categories Under IAS 39 And The New Measurement Categories Under IFRS 9 [Line Items]
Financial assets	25,264
New carrying amount under IFRS 9 [member] | Cash and cash equivalents [member]
Disclosure OF Measurement Categories Under IAS 39 And The New Measurement Categories Under IFRS 9 [Line Items]
Financial assets	₽ 1,416,008